Financial Instruments With Off-Balance Sheet Risk And Financial Instruments With Concentrations Of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
Schedule of off-balance sheet financial instruments with credit risk
The total amounts of off-balance sheet financial instruments with credit risk were as follows:

December 31 (In thousands)	2012	2011
Loan commitments	$815,585	$809,140
Standby letters of credit	22,961	18,772